Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 203,703	$ 194,467	$ 183,179
Additions charged to expense or deduction of revenue	18,618	9,236	12,721
Deduction/Write-offs/Reversal	(10,061)		(1,433)
December 31	212,260	203,703	194,467
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	186,263	105,630	121,586
Additions charged to expense or deduction of revenue		80,633
Deduction/Write-offs/Reversal	(26,114)		(15,956)
December 31	160,149	186,263	105,630
Provision for deficiency compensation [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	33,564	26,643	4,281
Additions charged to expense or deduction of revenue	44,297	21,495	79,827
Deduction/Write-offs/Reversal	(41,937)	(14,574)	(57,465)
December 31	35,924	33,564	26,643
Sales for allowance [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	37,667	37,123	9,849
Additions charged to expense or deduction of revenue	115,150	112,488	94,641
Deduction/Write-offs/Reversal	(116,421)	(111,944)	(67,367)
December 31	$ 36,396	$ 37,667	$ 37,123